SAWGRASS FUND, L.L.C.

         FINANCIAL STATEMENTS

         WITH REPORT OF INDEPENDENT AUDITORS
         PERIOD FROM MARCH 15, 2000
         (COMMENCEMENT OF OPERATIONS)
         TO DECEMBER 31, 2000

                              SAWGRASS FUND, L.L.C.

                              FINANCIAL STATEMENTS


                           PERIOD FROM MARCH 15, 2000
                          (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 2000

                                    CONTENTS

Report of Independent Auditors.............................................    1
Statement of Assets, Liabilities and Members' Capital......................    2
Statement of Operations....................................................    3
Statement of Changes in Members' Capital - Net Assets......................    4
Notes to Financial Statements..............................................    5
Schedule of Portfolio Investments..........................................   13
Schedule of Securities Sold, Not Yet Purchased.............................   19
Schedule of Written Options................................................   23

                         Report of Independent Auditors

To the Members of
   Sawgrass Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Sawgrass Fund, L.L.C. (the "Company"), including the schedules of portfolio investments, securities sold, not yet purchased and written options as of December 31, 2000, and the related statements of operations and changes in members' capital--net assets for the period from March 15, 2000 (commencement of operations) to December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments in securities as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Sawgrass Fund, L.L.C. at December 31, 2000, and the results of its operations, and changes in its members' capital--net assets for the period from March 15, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                                     /S/Ernst & Young LLP

February 15, 2001

SAWGRASS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000
ASSETS

Cash and cash equivalents                                              $      1
Investments in securities, at market or fair
  value (cost - $80,413)                                                109,124
Due from broker                                                          38,599
Interest receivable                                                         263
                                                                       --------

     TOTAL ASSETS                                                       147,987
                                                                       --------

LIABILITIES

Securities sold, not yet purchased, at market
  (proceeds - $31,477)                                                   22,942
Outstanding options written, at value (premiums - $133)                     109
Withdrawals payable                                                       4,321
Due to affiliate                                                             17
Administration fees payable                                                  95
Accrued expenses                                                            657
                                                                       --------

     TOTAL LIABILITIES                                                   28,141
                                                                       --------

         NET ASSETS                                                    $119,846
                                                                       ========

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions (net of syndication costs of $85)               $ 122,565
Capital  withdrawals                                                     (4,321)
Accumulated net investment gain                                             230
Accumulated net realized loss on investments                            (35,898)
Accumulated net unrealized appreciation on investments                   37,270
                                                                       --------

         MEMBERS' CAPITAL - NET ASSETS                                 $119,846
                                                                       ========

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                               PERIOD FROM MARCH 15, 2000
                                                              (COMMENCEMENT OF OPERATIONS)
                                                                  TO DECEMBER 31, 2000

INVESTMENT INCOME
     Interest                                                                    $  1,928
     Dividends                                                                         17
                                                                                 --------
                                                                                    1,945
                                                                                 --------
EXPENSES
     OPERATING EXPENSES:
         Administration fees                                                          840
         Prime brokers fees                                                           229
         Professional fees                                                            176
         Organizational expenses                                                      169
         Accounting and investor service fees                                         143
         Custodian fees                                                                80
         Board of Managers' fees and expenses                                          27
         Insurance expense                                                             22
         Miscellaneous                                                                 24
                                                                                 --------
            TOTAL OPERATING EXPENSES                                                1,710
         Dividends on securities sold, not yet purchased                                1
         Interest expense                                                               4
                                                                                 --------
            TOTAL EXPENSES                                                          1,715
                                                                                 --------

            NET INVESTMENT GAIN                                                       230
                                                                                 --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     REALIZED GAIN (LOSS) ON INVESTMENTS:
         Investment securities                                                    (33,227)
         Purchased options                                                         (1,464)
         Written options                                                              405
         Securities sold, not yet purchased                                        (1,612)
                                                                                 --------
            NET REALIZED LOSS ON INVESTMENTS                                      (35,898)
                                                                                 --------

     NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                          37,270
                                                                                 --------

            NET REALIZED AND UNREALIZED GAIN                                        1,372
                                                                                 --------

            INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES      $  1,602
                                                                                 ========

The accompanying notes are an integral part of these financial statements.

SAWGRASS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                     PERIOD FROM MARCH 15, 2000
                                                    (COMMENCEMENT OF OPERATIONS)
                                                       TO DECEMBER 31, 2000

FROM INVESTMENT ACTIVITIES

     Net investment gain                                     $     230
     Net realized loss on investments                          (35,898)
     Net change in unrealized appreciation on investments       37,270
                                                              --------

         INCREASE IN MEMBERS' CAPITAL
            DERIVED FROM INVESTMENT ACTIVITIES                   1,602

MEMBERS' CAPITAL TRANSACTIONS

     Capital contributions                                     122,650
     Syndication costs                                             (85)
     Capital withdrawals                                        (4,321)
                                                              --------

         INCREASE IN MEMBERS' CAPITAL DERIVED
            FROM CAPITAL TRANSACTIONS                          118,244

         MEMBERS' CAPITAL AT BEGINNING OF PERIOD                     0
                                                              --------

         MEMBERS' CAPITAL AT END OF PERIOD                    $119,846
                                                              ========

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     1.  ORGANIZATION


         Sawgrass Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 2000. The Company is registered under the Investment Company act of 1940 (the "Act") as a closed-end, non-diversified management investment company. CIBC Oppenheimer Advisors, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser to the Company and is responsible for the Company's investment activities pursuant to an investment advisory agreement. Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers").

         The Company's investment objective is to seek superior long-term capital appreciation. It pursues this objective by investing in a portfolio consisting primarily of equity securities of small to medium size emerging growth companies. The Company's portfolio of securities in the emerging growth areas is expected to include long and short positions in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         There are four members of the "Board of Managers" and an "Adviser." CIBC Oppenheimer Advisers, L.L.C. serves as the investment adviser of the Company and is responsible for managing the Company's investment activities pursuant to an Investment Advisory Agreement. CIBC World Markets Corp. ("CIBC WM") is the managing member and controlling person of the Adviser, and CWH Associates Inc. ("CWH") is a non-managing member of the Adviser. Investment professionals employed by CWH manage the Company's investment portfolio on behalf of the Adviser under the supervision of CIBC WM.

         The acceptance of initial and additional contributions is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B. CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents.

         C. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company has been made. The Members are individually liable for the income taxes on their share of the Company's income.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays CIBC WM a monthly administration fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         The Adviser will serve as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory account with respect to the allocation period. During the period ended December 31, 2000, the Incentive Allocation to the Adviser was $597,552.

         Each Member of the Board Managers ("Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, one Manager, Howard M. Singer, is an "interested person" as defined by the Act. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the period ended December 31, 2000, fees (including meeting fees and a pro-rata annual retainer) and expenses paid to the Managers totaled $27,223.

         PFPC Trust Company (the "Custodian") serves as Custodian of the Company's assets.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company   and   in   that   capacity   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the period from March 15, 2000 (commencement of operations) to December 31, 2000, amounted to $312,043,782 and $197,671,413, respectively.

         At December 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2000, accumulated net unrealized appreciation on investments was $37,269,795, consisting of $38,998,277 gross unrealized appreciation and $1,728,482 gross unrealized depreciation.

         Due from broker represents receivables and payables from unsettled security trades and proceeds from securities sold, not yet purchased.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 2000, the Company had no outstanding margin borrowings. For the period from March 15, 2000 to December 31, 2000, the average daily amount of such borrowings was $16,671.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off- balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         Transactions in purchased options were as follows:

                                                    CALL OPTIONS                           PUT OPTIONS
                                          ----------------------------           ----------------------------
                                             NUMBER                                NUMBER
                                          OF CONTRACTS        COST               OF CONTRACTS         COST
                                          ------------        ----               ------------         ----
         Beginning balance                       0         $         0                   0            $     0
         Options purchased                   8,158           3,282,335                 423             81,005
         Options closed                     (7,477)         (3,164,347)                  0                  0
         Options expired                      (351)            (34,168)                  0                  0
                                            ------         -----------                 ---            -------
         Options outstanding at
         December 31, 2000                     330         $    83,820                 423            $81,005
                                            ======         ===========                 ===            =======

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

         Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value.

         Transactions in written options were as follows:


                                                   CALL OPTIONS                          PUT OPTIONS
                                          ----------------------------          ------------------------------
                                             NUMBER         AMOUNT  OF             NUMBER           AMOUNT  OF
                                          OF CONTRACTS       PREMIUMS           OF CONTRACTS         PREMIUMS
                                          ------------     -----------          ------------        ----------
         Beginning balance                       0         $         0                   0           $       0
         Options written                     6,240           1,986,929               1,457             406,208
         Options closed                     (4,021)         (1,116,322)               (597)           (221,480)
         Options expired                    (1,796)           (830,000)               (530)            (92,001)
                                            ------         -----------               -----           ---------
         Options outstanding at
         December 31, 2000                     423         $    40,607                 330           $  92,727
                                            ======         ===========               =====           =========

     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The Company maintains positions in a variety of financial instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                                        NET GAINS/(LOSSES)
                                                       FOR THE PERIOD ENDED
                                                        DECEMBER 31, 2000
                                                       -------------------

         Equity securities                                     $(4,531,889)
         Securities sold, not yet purchased                      6,923,573
         Equity options                                             (2,030)
         Index options                                          (1,447,083)
         Written options                                           429,166
                                                               -----------

            Total                                              $ 1,371,737
                                                               ===========

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES (CONTINUED)

         The following table presents the market values of derivative financial instruments and the average market values of those instruments:

                                                          AVERAGE MARKET VALUE
                                  MARKET VALUE AT         FOR THE PERIOD ENDED
                                 DECEMBER 31, 2000          DECEMBER 31, 2000
                                 -----------------          -----------------
         ASSETS:
             Equity options         $  179,754                  $  91,892

         LIABILITIES:
            Written options           (109,535)                  (274,503)

         Average market values presented above are based upon month-end market values during the period ended December 31, 2000.

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the period indicated:


                                                                         MARCH 15, 2000
                                                                        (COMMENCEMENT OF
                                                                         OPERATIONS) TO
                                                                       DECEMBER 31, 2000
                                                                       -----------------

         Ratio of net  investment  gain to average net assets               0.28% *
         Ratio of operating  expenses to average  net assets                2.06% *
         Ratio of interest expense to average net assets                    0.00%
         Ratio of dividends on  securities sold, not yet
            purchased to average net assets                                 0.00%
         Portfolio turnover rate                                             238%
         Total return                                                      (1.52)%**
         Average debt ratio                                                 0.02%

         *  Annualized.
         ** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, before incentive allocation to the Special Advisory Member, if any. Total returns for a period of less than a full year are not annualized.

SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

     9.  SUBSEQUENT EVENT

         Effective January 1, 2001 the Company received initial and additional capital contributions from Members of $5,152,875.


SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------

                                                                                                        DECEMBER 31, 2000
           SHARES                                                                                          MARKET VALUE
                   COMMON STOCK - 90.90%
                      APPLICATIONS SOFTWARE - 3.
             2,700      Caminus Corp.*                                                                       $     62,775
            36,700      Mercury Interactive Corp.*                                                              3,312,175
            17,400      Rational Software Corp.*                                                                  677,521
                                                                                                             ------------
                                                                                                                4,052,471
                                                                                                             ------------

                      BROADCASTING SERVICES/PROGRAMMING - 0.05%
            11,100      TiVo, Inc.*                                                                                59,663
                                                                                                             ------------

                      COMMERCIAL SERVICES - 0.10%
             5,800      MemberWorks, Inc.*                                                                        123,250
                                                                                                             ------------

                      DIAGNOSTIC KITS - 0.59%
            32,300      IDEXX Laboratories, Inc.*                                                                 710,600
                                                                                                             ------------

                      ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.40%
            13,300      Rambus, Inc.*                                                                             480,463
                                                                                                             ------------

                      ELECTRONIC FORMS - 0.12%
             8,300      Convera Corp.*                                                                            147,325
                                                                                                             ------------

                      FINANCE - INVESTMENT BANKER/BROKER - 1.02%
            10,700      Pharmaceutical HOLDRs Trust                                                             1,222,475
                                                                                                             ------------

                      HEALTH CARE COST CONTAINMENT - 8.34%
           737,200      Caremark Rx, Inc.*                                               (a)                    9,998,644
                                                                                                             ------------

                      INDEX - 0.18%
             4,800      Broadband HOLDRs Trust                                                                    218,702
                                                                                                             ------------

The accompanying notes are an integral part of these financial statements.

                                     - 13 -


SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                        DECEMBER 31, 2000
           SHARES                                                                                          MARKET VALUE
                   COMMON STOCK - (CONTINUED)
                      INTERNET CONTENT - INFORMATION/NETWORK - 0.78%
            49,700      SkillSoft Corp.*                                                                     $    931,875
                                                                                                             ------------

                      MACHINERY - PRINT TRADE - 0.14%
            15,400      Presstek, Inc.*                                                                           161,700
                                                                                                             ------------

                      MEDICAL - BIOMEDICAL/GENETICS - 1.80%
            28,900      Affymetrix, Inc.*                                                (a)                    2,151,258
                                                                                                             ------------

                      MEDICAL - DRUGS - 2.02%
            71,000      InKine Pharmaceutical Company, Inc.*                                                      523,625
            46,600      Priority Healthcare Corp., Class B*                                                     1,901,886
                                                                                                             ------------
                                                                                                                2,425,511
                                                                                                             ------------

                      MEDICAL - HMO - 9.02%
            11,100      Lifemark Corp.*                                                                           127,650
            63,700      Oxford Health Plans, Inc.*                                       (a)                    2,516,150
           105,000      Trigon Healthcare, Inc.*                                         (a)                    8,170,365
                                                                                                             ------------
                                                                                                               10,814,165
                                                                                                             ------------

                      MEDICAL - HOSPITALS - 6.18%
           228,900      Health Management Associates, Inc.*                              (a)                    4,749,675
            53,100      LifePoint Hospitals, Inc.*                                       (a)                    2,661,637
                                                                                                             ------------
                                                                                                                7,411,312
                                                                                                             ------------

                      MEDICAL - NURSING HOMES - 6.84%
           503,900      Beverly Enterprises, Inc.*                                                              4,125,933
           197,600      Manor Care, Inc.*                                                (a)                    4,075,500
                                                                                                             ------------
                                                                                                                8,201,433
                                                                                                             ------------

The accompanying notes are an integral part of these financial statements.

                                     - 14 -


SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                        DECEMBER 31, 2000
           SHARES                                                                                          MARKET VALUE
                   COMMON STOCK - (CONTINUED)
                      MEDICAL PRODUCTS - 0.08%
             6,800      North American Scientific, Inc.*                                                     $     98,600
                                                                                                             ------------

                      MULTIMEDIA - 0.19%
             5,000      Gemstar-TV Guide International, Inc.*                                                     230,625
                                                                                                             ------------

                      NETWORK SOFTWARE - 0.67%
             9,400      Concord Communications, Inc.*                                                              82,250
            58,000      Packeteer, Inc.*                                                 (a)                      717,750
                                                                                                             ------------
                                                                                                                  800,000
                                                                                                             ------------

                      OIL COMPANY - EXPLORATION & PRODUCTION - 2.69%
            59,000      EOG Resources, Inc.                                              (a)                    3,222,875
                                                                                                             ------------

                      OIL & GAS DRILLING - 6.29%
           120,400      Global Marine, Inc.*                                             (a)                    3,416,350
            47,000      Nabors Industries, Inc.*                                                                2,780,050
            58,300      R&B Falcon Corp.*                                                                       1,337,285
                                                                                                             ------------
                                                                                                                7,533,685
                                                                                                             ------------

                      PHARMACY SERVICES - 5.99%
            61,400      Accredo Health, Inc.*                                            (a)                    3,081,543
            90,000      Advance Paradigm, Inc.*                                          (a)                    4,095,000
                                                                                                             ------------
                                                                                                                7,176,543
                                                                                                             ------------

                      PHYSICAL THERAPY/REHABILITATION CENTERS - 8.04%
           187,500      RehabCare Group, Inc.*                                           (a)                    9,632,813
                                                                                                             ------------

The accompanying notes are an integral part of these financial statements.

                                     - 15 -


SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                        DECEMBER 31, 2000
           SHARES                                                                                          MARKET VALUE
                   COMMON STOCK - (CONTINUED)
                      SCHOOLS - 16.15%
            91,600      Apollo Group, Inc., Class A*                                     (a)                 $  4,505,621
           179,800      DeVry, Inc.*                                                     (a)                    6,787,450
           256,000      Edison Schools, Inc.*                                            (a)                    8,064,000
                                                                                                             ------------
                                                                                                               19,357,071
                                                                                                             ------------

                      SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.84%
            77,200      Atmel Corp.*                                                     (a)                      897,450
             3,200      Integrated Device Technology, Inc.*                                                       106,000
                                                                                                             ------------
                                                                                                                1,003,450
                                                                                                             ------------

                      TELECOMMUNICATIONS EQUIPMENT - 1.30%
             7,800      Comverse Technology, Inc.*                                                                847,275
            10,500      Tellabs, Inc.*                                                                            593,250
             3,300      Tollgrade Communications, Inc.*                                                           120,450
                                                                                                             ------------
                                                                                                                1,560,975
                                                                                                             ------------

                      TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS - 2.81%
            84,200      Finisar Corp.*                                                   (a)                    2,441,800
            22,100      JDS Uniphase Corp.*                                                                       921,305
                                                                                                             ------------
                                                                                                                3,363,105
                                                                                                             ------------

                      TELECOMMUNICATIONS SERVICES - 2.45%
            14,000      Metricom, Inc.*                                                                           140,882
            27,000      Pentastar Communications, Inc.*                                                           594,000
           104,200      Pentastar Communications, Inc., Private Placement*1                                     2,199,433
                                                                                                             ------------
                                                                                                                2,934,315
                                                                                                             ------------

The accompanying notes are an integral part of these financial statements.

                                     - 16 -


SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                        DECEMBER 31, 2000
           SHARES                                                                                          MARKET VALUE
                   COMMON STOCK - (CONTINUED)
                      TELEVISION - 0.45%
            20,800      Pegasus Communications, Inc.*                                                        $    535,600
                                                                                                             ------------

                      TRANSPORTATION - SERVICES - 1.99%
           110,600      Offshore Logistics, Inc.*                                                               2,383,098
                                                                                                             ------------

                        TOTAL COMMON STOCK (COST $80,247,998)                                                 108,943,602
                                                                                                             ============

         NUMBER OF
         CONTRACTS
                   CALL OPTIONS - 0.07%
                      NETWORK SOFTWARE - 0.07%
               330      Packeteer, Inc., 02/17/01, $12.50                                                          84,579
                                                                                                             ------------

                        TOTAL CALL OPTIONS (COST $83,820)                                                          84,579
                                                                                                             ============

                   PUT OPTIONS - 0.08%
                      MEDICAL - HOSPITALS - 0.08%
               423      Health Management Associates, Inc., 02/17/01, $22.50                                       95,175
                                                                                                             ------------

                        TOTAL PUT OPTIONS (COST $81,005)                                                           95,175
                                                                                                             ============

The accompanying notes are an integral part of these financial statements.

                                     - 17 -


SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                        DECEMBER 31, 2000
                                                                                                           MARKET VALUE

                        TOTAL INVESTMENTS (COST $80,412,823) - 91.05%                                        $109,123,356
                                                                                                             ============

                        OTHER ASSETS, LESS LIABILITIES - 8.95%                                                 10,722,723
                                                                                                             ------------

                        NET ASSETS - 100.00%                                                                 $119,846,079
                                                                                                             ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and written options.
*   Non-income producing security.
1 Security exempt from registration under Rule 144 of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified buyers.

The accompanying notes are an integral part of these financial statements.


SAWGRASS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
-------------------------------------------------------------------------------------------------------------------------

                                                                                                        DECEMBER 31, 2000
           SHARES                                                                                          MARKET VALUE
                   SECURITIES SOLD, NOT YET PURCHASED - (19.14%)
                      ADVERTISING SERVICES - (0.79%)
            29,600      Getty Images, Inc.                                                                   $   (947,200)
                                                                                                             ------------

                      APPLICATIONS SOFTWARE - (1.01%)
             2,700      Caminus Corp.                                                                             (62,775)
            12,400      Mercury Interactive Corp.                                                              (1,119,100)
             5,700      New Era of Networks, Inc.                                                                 (33,487)
                                                                                                             ------------
                                                                                                               (1,215,362)
                                                                                                             ------------

                      BROADCAST SERVICES/PROGRAMS - (0.05%)
            11,800      TiVo, Inc.                                                                                (63,425)
                                                                                                             ------------

                      COMMERCIAL SERVICES - (0.19%)
            10,600      MemberWorks, Inc.                                                                        (225,250)
                                                                                                             ------------

                      DIAGNOSTIC KITS - (1.66%)
            90,200      IDEXX Laboratories, Inc.                                                               (1,984,400)
                                                                                                             ------------

                      E-COMMERCE/PRODUCTS - (0.37%)
            28,400      Amazon.com, Inc.                                                                         (441,989)
                                                                                                             ------------

                      ELECTRONIC COMPONENTS - SEMICONDUCTORS - (1.00%)
            11,600      Alliance Semiconductor Corp.                                                             (131,231)
             1,000      LSI Logic Corp.                                                                           (17,090)
            29,100      Rambus, Inc.                                                                           (1,051,238)
                                                                                                             ------------
                                                                                                               (1,199,559)
                                                                                                             ------------

                      ELECTRONIC FORMS - (0.29%)
            19,600      Convera Corp.                                                                            (347,900)
                                                                                                             ------------

The accompanying notes are an integral part of these financial statements.

                                     - 19 -


SAWGRASS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                        DECEMBER 31, 2000
           SHARES                                                                                          MARKET VALUE
                   SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
                      ENERGY - ALTERNATE SOURCES - (1.45%)
            27,600      Ballard Power Systems, Inc.                                                          $ (1,743,106)
                                                                                                             ------------

                      INDEX - (0.72%)
             4,800      Broadband HOLDRs Trust                                                                   (218,702)
            11,100      Nasdaq-100 Shares                                                                        (647,962)
                                                                                                             ------------
                                                                                                                 (866,664)
                                                                                                             ------------

                      INTERNET CONTENT - INFORMATION/NETWORK - (0.29%)
            18,700      SkillSoft Corp.                                                                          (350,625)
                                                                                                              ------------

                      LINEN SUPPLY & RELATED ITEMS - (1.51%)
            34,100      Cintas Corp.                                                                           (1,813,711)
                                                                                                             ------------

                      MACHINERY - PRINT TRADE - (0.38%)
            43,500      Presstek, Inc.                                                                           (456,750)
                                                                                                             ------------

                      MEDICAL - BIOMEDICAL/GENETICS - (1.91%)
            30,800      Affymetrix, Inc.                                                                       (2,292,690)
                                                                                                             ------------

                      MEDICAL PRODUCTS - (0.08%)
             6,700      North American Scientific, Inc.                                                           (97,150)
                                                                                                             ------------

                      MULTIMEDIA - (0.19%)
             5,000      Gemstar-TV Guide International, Inc.                                                     (230,625)
                                                                                                             ------------

                      NETWORK SOFTWARE - (0.53%)
             9,400      Concord Communications, Inc.                                                              (82,250)
            44,500      Packeteer, Inc.                                                                          (550,688)
                                                                                                             ------------
                                                                                                                 (632,938)
                                                                                                             ------------

The accompanying notes are an integral part of these financial statements.

                                     - 20 -


SAWGRASS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                        DECEMBER 31, 2000
           SHARES                                                                                          MARKET VALUE
                   SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
                      SCHOOLS - (0.49%)
            18,500      Edison Schools, Inc.                                                                 $   (582,750)
                                                                                                             ------------

                      SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.46%)
            38,500      Atmel Corp.                                                                              (447,563)
             3,200      Integrated Device Technology, Inc.                                                       (106,000)
                                                                                                             ------------
                                                                                                                 (553,563)
                                                                                                             ------------

                      SEMICONDUCTOR EQUIPMENT - (1.38%)
            43,200      Applied Materials, Inc.                                                                (1,649,722)
                                                                                                             ------------

                      TELECOMMUNICATIONS EQUIPMENT - (0.60%)
            10,500      Tellabs, Inc.                                                                            (593,250)
             3,300      Tollgrade Communications, Inc.                                                           (120,450)
                                                                                                             ------------
                                                                                                                 (713,700)
                                                                                                             ------------

                      TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS - (2.11%)
            84,100      Finisar Corp.                                                                          (2,438,900)
             2,000      JDS Uniphase Corp.                                                                        (83,376)
                                                                                                             ------------
                                                                                                               (2,522,276)
                                                                                                             ------------

                      TELECOMMUNICATIONS SERVICES - (0.07%)
             8,400      Metricom, Inc.                                                                            (84,529)
                                                                                                             ------------

                      TELEVISION - (0.60%)
            27,700      Pegasus Communications Corp.                                                             (713,275)
                                                                                                             ------------

The accompanying notes are an integral part of these financial statements.

                                     - 21 -


SAWGRASS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                        DECEMBER 31, 2000
           SHARES                                                                                          MARKET VALUE
                      THERAPEUTICS - (1.01%)
            43,300      QLT, Inc.                                                                            $ (1,212,400)
                                                                                                             ------------

                        TOTAL SECURITIES SOLD, NOT YET PURCHASED
                            (PROCEEDS $31,477,022)                                                           $(22,941,559)
                                                                                                             ============

The accompanying notes are an integral part of these financial statements.

                                     - 22 -


SAWGRASS FUND, L.L.C.

SCHEDULE OF WRITTEN OPTIONS
-------------------------------------------------------------------------------------------------------------------------

        NUMBER OF                                                                                          DECEMBER 31, 2000
        CONTRACTS                                                                                            MARKET VALUE

                   WRITTEN CALL OPTIONS - (0.02%)
                      MEDICAL - HOSPITALS - (0.02%)
               423      Health Management Associates, Inc., 02/17/01, $22.50                                    $ (29,081)
                                                                                                             ------------

                   TOTAL WRITTEN CALL OPTIONS - (PREMIUMS $40,607)                                                (29,081)
                                                                                                             ------------


                   WRITTEN PUT OPTIONS - (0.07%)
                      NETWORK SOFTWARE - (0.07%)
               330      Packeteer, Inc., 02/17/01, $12.50                                                         (80,454)
                                                                                                             ------------


                   TOTAL WRITTEN PUT OPTIONS - (PREMIUMS $92,727)                                                 (80,454)
                                                                                                             ------------

                   TOTAL OPTIONS WRITTEN - (PREMIUMS $133,334)                                               $   (109,535)
                                                                                                             ============


The accompanying notes are an integral part of these financial statements.

                                     - 23 -